Employee Share Options - Schedule of Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Outstanding, beginning balance	4,643,734
Forfeited
Outstanding, ending balance	4,643,734
Vested and expected to vest	4,643,734
Exercisable	4,376,820	0	0
Weighted Average Exercise Price Per Share
Outstanding, beginning balance	$ 3.55
Forfeited
Outstanding, ending balance	$ 3.55
Vested and expected to vest	$ 3.55
Exercisable	$ 3.55
Weighted Average Grant-date Fair Value
Outstanding, beginning balance	$ 1.25
Forfeited
Outstanding, ending balance	$ 1.25
Vested and expected to vest	$ 1.25
Exercisable	$ 1.25
Weighted Average Remaining Contractual Term (Years)
Outstanding	5 years 18 days
Vested and expected to vest	4 years 18 days
Exercisable	4 years 18 days
Aggregate Intrinsic Value
Outstanding
Vested and expected to vest
Exercisable